PROPERTY AND EQUIPMENT (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Accumulated depreciation	$ (135,400)		$ (135,400)		$ (126,100)	$ (65,700)
Property and equipment, net	2,161,900		2,161,900		29,200	87,400
Depreciation expense	3,700	$ 16,800	9,300	$ 33,300	60,400	59,100
Furniture and Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	34,500		34,500		34,500	34,500
Computer Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	123,600		123,600		120,800	$ 118,600
Computer Equipment - Work in Progress [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 2,139,200		$ 2,139,200		$ 0